UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08518
                                                    -----------

                              GAMCO Gold Fund, Inc.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                  -------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                              GAMCO GOLD FUND, INC.

                              FIRST QUARTER REPORT
                                 MARCH 31, 2007
TO OUR SHAREHOLDERS,

      The GAMCO Gold Fund (the "Fund") slipped (0.52)% during the first quarter of 2007 while the Philadelphia Gold and Silver Index declined (3.44)% and the Lipper Gold Fund Average was up 0.75%.

      Enclosed is the investment portfolio as of March 31, 2007.

COMPARATIVE RESULTS
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                AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2007 (A)
                -------------------------------------------------

                                                                                                             Since
                                                                                                           Inception
                                                 Quarter       1 Year     3 Year      5 Year     10 Year   (7/11/94)
                                                 -------       ------     ------      ------     -------   ---------
  GAMCO GOLD FUND CLASS AAA...................... (0.52)%       9.16%      17.55%     24.71%      9.51%      8.83%
  Philadelphia Gold and Silver Index............. (3.44)       (2.00)      10.61      15.60       4.28       2.71
  Lipper Gold Fund Average.......................  0.75        10.10       17.49      25.45       9.36       4.59
  S&P 500 Index..................................  0.64        11.82       10.05       6.26       8.20      11.42
  Class A........................................ (0.52)        9.19       17.57      24.71       9.51       8.83
                                                  (6.24)(b)     2.91(b)    15.27(b)   23.24(b)    8.87(b)    8.33(b)
  Class B........................................ (0.73)        8.27       16.62      23.88       9.15       8.55
                                                  (5.69)(c)     3.27(c)    15.88(c)   23.71(c)    9.15(c)    8.55(c)
  Class C........................................ (0.69)        8.40       16.69      23.93       9.17       8.56
                                                  (1.68)(d)     7.40(d)    16.69      23.93       9.17       8.56

 THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.47%, 1.47%, 2.22%, AND 2.22%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. INVESTING IN GOLD IS CONSIDERED SPECULATIVE AND IS AFFECTED BY A VARIETY OF WORLDWIDE ECONOMIC, FINANCIAL, AND POLITICAL FACTORS. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 23, 2002. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. THE PHILADELPHIA GOLD & SILVER INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE OF LARGE NORTH AMERICAN GOLD AND SILVER
     COMPANIES,  WHILE  THE  LIPPER  GOLD  FUND  AVERAGE  REFLECTS  THE  AVERAGE
     PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
 (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, FIVE YEAR, TEN YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, 0%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
 (d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
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We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
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GAMCO GOLD FUND, INC.
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

            METALS AND MINING -- 100.0%
            COMMON STOCKS -- 99.9%
            AUSTRALIA -- 13.8%
   910,000  Kingsgate Consolidated Ltd.........  $  3,497,339
 7,445,000  Lihir Gold Ltd.+...................    19,637,448
   715,000  Newcrest Mining Ltd................    13,762,687
 7,308,750  Oxiana Ltd.........................    16,616,983
 9,000,000  Pan Australian Resources Ltd.+.....     3,167,630
   500,000  Sino Gold Ltd.+....................     2,532,486
12,175,000  Tanami Gold NL+....................     1,132,842
   300,000  Troy Resources NL..................       754,891
                                                 ------------
                                                   61,102,306
                                                 ------------
            LATIN AMERICA -- 0.8%
   127,400  Compania de Minas Buenaventura
              SA, ADR .........................     3,815,630
                                                 ------------
            NORTH AMERICA -- 56.4%
   439,000  Agnico-Eagle Mines Ltd., New York..    15,549,380
   291,231  Agnico-Eagle Mines Ltd., Toronto...    10,299,664
    49,800  Anatolia Minerals Development Ltd.,
              New York+ .......................       256,331
    30,000  Anatolia Minerals Development Ltd.,
              Toronto+ ........................       154,612
   555,400  Arizona Star Resource Corp.+.......     6,590,715
   500,000  Axmin Inc.+........................       385,449
 1,300,000  Axmin Inc.+ (b)(c).................     1,002,165
   225,000  Banro Corp.+.......................     2,438,069
   125,000  Banro Corp.+ (b)...................     1,354,482
   367,400  Barrick Gold Corp., New York.......    10,489,270
   182,661  Barrick Gold Corp., Toronto........     5,211,653
    95,900  Comaplex Minerals Corp.+...........       415,331
   754,900  Eldorado Gold Corp., New York+.....     4,401,067
   130,000  Eldorado Gold Corp., Toronto+......       767,870
   467,500  Eldorado Gold Corp., Toronto+ (b)..     2,725,525
   487,500  Freeport-McMoRan Copper & Gold Inc.    32,267,625
    25,000  Gammon Lake Resources Inc., New York+     441,750
   296,000  Gammon Lake Resources Inc., Toronto+    5,204,677
   720,650  Goldcorp Inc., New York............    17,310,013
   725,058  Goldcorp Inc., Toronto.............    17,402,648
 1,377,000  Golden Queen Mining Co. Ltd.+......     1,061,525
 1,000,000  Golden Queen Mining Co. Ltd.+ (b)(c)      770,896
   400,000  IAMGOLD Corp., New York............     3,084,000
 1,425,060  IAMGOLD Corp., Toronto.............    10,998,081
    30,000  Ivanhoe Mines Ltd., New York+......       344,400
   270,000  Ivanhoe Mines Ltd., Toronto+.......     3,157,211
   400,000  Jaguar Mining Inc.+................     2,137,722
 1,285,000  Kinross Gold Corp., New York+......    17,720,150
   499,999  Kinross Gold Corp., Toronto+.......     6,903,408
   584,000  Meridian Gold Inc., New York+......    14,909,520
   131,295  Meridian Gold Inc., Toronto+.......     3,352,600
   300,000  Miramar Mining Corp., New York+....     1,419,000
   850,000  Miramar Mining Corp., Toronto+.....     4,010,691

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

   200,000  Miramar Mining Corp., Toronto+ (b).  $    946,000
    60,000  Nevsun Resources Ltd., New York+...       126,600
   175,000  Nevsun Resources Ltd., Toronto+....       367,432
   175,000  Nevsun Resources Ltd., Toronto+ (b)       369,250
   119,300  New Gold Inc.+.....................       986,847
   125,000  New Gold Inc.+ (b).................     1,033,997
   405,071  Newmont Mining Corp................    17,008,931
   600,000  Northern Star Mining Corp.+........       556,085
   250,000  Northland Resources Inc.+..........       699,209
 2,000,000  Odyssey Resources Ltd.+ (a)(b)(c)..       242,529
 5,000,000  Odyssey Resources Ltd.+ (b)(c).....       606,323
   150,000  Orezone Resources Inc., New York+..       313,500
 1,051,000  Orezone Resources Inc., Toronto+...     2,157,531
   150,000  Osisko Exploration Ltd.+...........     1,335,643
   990,000  Peak Gold Ltd.+....................       643,136
   500,000  SEMAFO Inc.+.......................       801,213
   600,000  SEMAFO Inc.+ (b)...................       961,455
   720,000  UraMin Inc.+.......................     3,705,059
 2,289,215  Wesdome Gold Mines Ltd.+...........     3,470,010
   800,000  Western Quebec Mines Inc.+.........     1,749,675
   496,200  Yamana Gold Inc....................     7,173,303
                                                 ------------
                                                  249,791,228
                                                 ------------
            RUSSIA -- 0.6%
    52,986  Polyus Gold Co., ADR+..............     2,559,224
                                                 ------------
            SOUTH AFRICA -- 18.2%
    96,700  Anglo Platinum Ltd.................    15,255,793
    62,058  AngloGold Ashanti Ltd., ADR........     2,767,166
   125,000  Gold Fields Ltd....................     2,317,527
 1,283,249  Gold Fields Ltd., ADR..............    23,714,442
   200,000  Harmony Gold Mining Co. Ltd.+......     2,791,371
   991,326  Harmony Gold Mining Co. Ltd., ADR+.    13,779,431
   160,000  Impala Platinum Holdings Ltd.......     5,028,823
   456,000  Impala Platinum Holdings Ltd., ADR.    14,336,093
    34,868  Witwatersrand Consolidated
              Gold Resources Ltd.+.............       480,640
                                                 ------------
                                                   80,471,286
                                                 ------------
            UNITED KINGDOM -- 10.1%
    37,500  Avnel Gold Mining Ltd.+............        20,138
   300,000  Avnel Gold Mining Ltd.+ (b)(c).....       161,109
   900,000  Cluff Gold plc+....................     1,239,743
   148,500  Gem Diamonds Ltd.+.................     2,776,137
   750,000  Hochschild Mining plc+.............     4,914,693
   145,000  Lonmin plc.........................     9,473,206
 1,087,200  Randgold Resources Ltd., ADR.......    25,994,952
                                                   ----------
                                                   44,579,978
                                                 ------------
            TOTAL COMMON STOCKS................   442,319,652
                                                 ------------


               See accompanying notes to schedule of investments.

GAMCO GOLD FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

            WARRANTS -- 0.1%
            NORTH AMERICA -- 0.1%
     4,900  Goldcorp Inc., expire 06/09/11+....  $     53,287
    62,500  New Gold Inc.,
              expire 02/28/08+ (a)(b)(c) ......        37,439
 5,000,000  Odyssey Resources Ltd.,
              expire 10/26/07+ (a)(b)(c).......       222,473
 1,000,000  Odyssey Resources Ltd.,
              expire 10/27/08+ (a)(b)(c).......        63,447
                                                 ------------
                                                      376,646
                                                 ------------
            UNITED KINGDOM -- 0.0%
   300,000  Avnel Gold Mining Ltd.,
              expire 11/29/07+ (a)(b)(c).......           751
                                                 ------------
            TOTAL WARRANTS.....................       377,397
                                                 ------------
            TOTAL INVESTMENTS -- 100.0%
              (Cost $218,779,248)..............  $442,697,049
                                                 ============
----------------
            Aggregate book cost................  $218,779,248
                                                 ============
            Gross unrealized appreciation......  $225,488,479
            Gross unrealized depreciation......    (1,570,678)
                                                 ------------
            Net unrealized appreciation
              (depreciation) ..................  $223,917,801
                                                 ============
----------------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2007, the market value of fair valued securities amounted to $566,639 or 0.13% of total investments.
 (b) At March 31, 2007, the Fund held investments in restricted securities amounting to $10,497,841 or 2.37% of total investments, which were valued under methods approved by the Board as follows:
                                                                    03/31/07
                                                                    CARRYING
ACQUISITION                             ACQUISITION    ACQUISITION   VALUE
  SHARES     ISSUER                        DATE           COST      PER UNIT
  --------   ------                     ------------   -----------  --------
  300,000  Avnel Gold Mining Ltd..        11/23/05     $  255,864    $0.5370
  300,000  Avnel Gold Mining Ltd.
             Warrants expire 11/29/07     11/23/05            --      0.0025
1,300,000  Axmin Inc..............        12/20/02        397,833     0.7709
  125,000  Banro Corp.............        03/25/04        373,580    10.8359
  467,500  Eldorado Gold Corp.,
             Toronto..............        01/23/03      1,035,612     5.8300
1,000,000  Golden Queen Mining Co. Ltd.   01/13/04        393,794     0.7709
  200,000  Miramar Mining Corp.,
             Toronto..............        07/24/03        300,679     4.7300
  175,000  Nevsun Resources Ltd.,
             Toronto..............        02/12/03        354,761     2.1100
  125,000  New Gold Inc...........        02/01/06        985,934     8.2720
   62,500  New Gold Inc.
             Warrants expire 02/28/08     02/01/06             --     0.5990
2,000,000  Odyssey Resources Ltd..        10/23/06        177,352     0.1213
5,000,000  Odyssey Resources Ltd..        10/20/05        244,242     0.1213
5,000,000  Odyssey Resources Ltd.
             Warrants expire 10/26/07     10/20/05        180,675     0.0445
1,000,000  Odyssey Resources Ltd.
             Warrants expire 10/27/08     10/23/06             --     0.0634
  600,000  SEMAFO Inc.............        12/07/05        970,533     1.6024
 (c) Illiquid security.
 +   Non-income producing security.
 ADR American Depository Receipt




                                         % OF
                                        MARKET       MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE        VALUE
--------------------------               -----        -----
North America....................        56.4%    $250,167,874
South Africa.....................        18.2       80,471,286
Asia/Pacific.....................        13.8       61,102,306
Europe...........................        10.7       47,139,953
Latin America....................         0.9        3,815,630
                                        -----     ------------
                                        100.0%    $442,697,049
                                        =====     ============

               See accompanying notes to schedule of investments.

GAMCO GOLD FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

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     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO and Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
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                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                              GAMCO GOLD FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                               Werner J. Roeder, MD
CHAIRMAN AND CHIEF                                  MEDICAL DIRECTOR
EXECUTIVE OFFICER                                   LAWRENCE HOSPITAL
GAMCO INVESTORS, INC.

E. Val Cerutti                                      Anthonie C. van Ekris
CHIEF EXECUTIVE OFFICER                             CHAIRMAN
CERUTTI CONSULTANTS, INC.                           BALMAC INTERNATIONAL, INC.

Anthony J. Colavita                                 Daniel E. Zucchi
ATTORNEY-AT-LAW                                     PRESIDENT
ANTHONY J. COLAVITA, P.C.                           DANIEL E. ZUCCHI ASSOCIATES

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.


                         OFFICERS AND PORTFOLIO MANAGER

Caesar Bryan                                        Bruce N. Alpert
PORTFOLIO MANAGER                                   PRESIDENT

James E. McKee                                      Agnes Mullady
SECRETARY                                           TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP


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This report is submitted for the general information of the shareholders of GAMCO Gold Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB008Q107SR


                                                                           GAMCO




                                                                GAMCO
                                                                GOLD
                                                                FUND,
                                                                INC.











                                                            FIRST QUARTER REPORT
                                                                  MARCH 31, 2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Gold Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 22, 2007
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.